Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes
Income Taxes

(9) Income Taxes

The provision for income taxes is summarized as follows:

(Dollars in thousands)
	2022	2021	2020
Current expense	$4,713	4,023	3,049
Deferred income tax benefit	(541)	(227)	(560)
Total income tax	$4,172	3,796	2,489

The differences between the provision for income taxes and the amount computed by applying the statutory federal income tax rate to earnings before income taxes are as follows:

(Dollars in thousands)
	2022	2021	2020
Tax expense at statutory rate	$4,262	3,975	2,908
State income tax, net of federal income tax effect	395	339	261
Tax-exempt interest income	(445)	(497)	(649)
Increase in cash surrender value of life insurance	(71)	(83)	(80)
Tax credits	(230)	(234)	(234)
Nondeductible interest and other expense	24	30	46
Other	237	266	237
Total	$4,172	3,796	2,489

The following summarizes the tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities.  The net deferred tax asset is included as a component of other assets at December 31, 2022 and 2021.

(Dollars in thousands)
	2022	2021
Deferred tax assets:
Allowance for loan losses	$2,411	2,149
Accrued retirement expense	1,174	1,148
Restricted stock	245	209
Interest income on nonaccrual loans	1	2
Lease liability	1,191	1,075
Unrealized loss on available for sale securities	14,197	-
Total gross deferred tax assets	19,219	4,583

Deferred tax liabilities:
Deferred loan fees	209	263
Accumulated depreciation	438	563
Prepaid expenses	3	4
ROU Asset	1,175	1,060
Other	(93)	(55)
Unrealized gain on available for sale securities	-	29
Total gross deferred tax liabilities	1,732	1,864

Net deferred tax asset	$17,487	2,719

The Company has analyzed the tax positions taken or expected to be taken in its tax returns and has concluded that it has no liability related to uncertain tax positions.

As of December 31, 2022, the Company’s Federal income tax filings for years 2019 through 2021 are open to audit by the Internal Revenue Service.  The Company’s North Carolina income tax returns are currently under audit for tax year 2014-2016, tax years 2019, 2020, 2021 and 2022 remain open to audit by the North Carolina Department of Revenue.